Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		$ 40,034
Balance at end of period		41,985	$ 40,034
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(4,818)	(4,794)
Effect of movements in foreign exchange		(432)	470
Amortization		(974)	(845)
Impairment		(15)	(17)
Disposals through sale and derecognition		779	471
Transfer (to)/from other asset categories and other movements	[1]	(3)	(103)
Balance at end of period		(5,462)	(4,818)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		44,852	46,080
Effect of movements in foreign exchange		2,242	(2,065)
Acquisitions through business combinations		13	0
Acquisitions and expenditures		1,217	1,069
Disposals through sale and derecognition		(794)	(473)
Transfer (to)/from other asset categories and other movements	[1]	(83)	240
Balance at end of period		47,447	44,852
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		36,948
Balance at end of period		38,478	36,948
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(91)
Effect of movements in foreign exchange		(1)
Impairment		(4)
Disposals through sale and derecognition		7
Transfer (to)/from other asset categories and other movements	[1]	(2)
Balance at end of period		(91)	(91)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		37,040
Effect of movements in foreign exchange		1,591
Acquisitions through business combinations		13
Acquisitions and expenditures		11
Disposals through sale and derecognition		(19)
Transfer (to)/from other asset categories and other movements	[1]	(67)
Balance at end of period		38,569	37,040
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		919
Balance at end of period		1,263	919
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,362)
Effect of movements in foreign exchange		(96)
Amortization		(250)
Disposals through sale and derecognition		367
Transfer (to)/from other asset categories and other movements	[1]	9
Balance at end of period		(1,332)	(1,362)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,281
Effect of movements in foreign exchange		129
Acquisitions and expenditures		563
Disposals through sale and derecognition		(367)
Transfer (to)/from other asset categories and other movements	[1]	(11)
Balance at end of period		2,595	2,281
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,155
Balance at end of period		2,219	2,155
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,283)
Effect of movements in foreign exchange		(317)
Amortization		(701)
Impairment		(8)
Disposals through sale and derecognition		393
Transfer (to)/from other asset categories and other movements	[1]	(44)
Balance at end of period		(3,960)	(3,283)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		5,438
Effect of movements in foreign exchange		491
Acquisitions and expenditures		641
Disposals through sale and derecognition		(395)
Transfer (to)/from other asset categories and other movements	[1]	4
Balance at end of period		6,179	5,438
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		12
Balance at end of period		25	12
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(81)
Effect of movements in foreign exchange		(17)
Amortization		(23)
Impairment		(3)
Disposals through sale and derecognition		12
Transfer (to)/from other asset categories and other movements	[1]	34
Balance at end of period		(79)	(81)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		93
Effect of movements in foreign exchange		31
Acquisitions and expenditures		2
Disposals through sale and derecognition		(13)
Transfer (to)/from other asset categories and other movements	[1]	(9)
Balance at end of period		$ 104	$ 93

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.